Note Payable to Shareholders	9 Months Ended
May 31, 2021
Notes to Financial Statements
Note Payable to Shareholders

Note 8. Note Payable to Shareholders

On May 25, 2019, we issued two notes payable to Company directors Edward Manolos and Dan Nguyen, each in the amount of $16,666.67. The notes, which do not have a defined due date, outline a 5% per annum interest rate. These notes are additionally described herein in Footnote 5- Notes Payable, Related Party and in the footnote outlining Related Party Transactions. Because of Mr. Manolos’ and Mr. Nguyen’s associations as directors, we consider these transactions transactions with related persons, promoters and certain control persons.